SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12 - SHAREHOLDERS’ EQUITY:

a.	Share Capital:

1)    Ordinary shares

Each holder of the Company’s ordinary shares is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available, when and if declared by the Company’s Board of Directors. Since inception, the Company has not declared any dividends.

In May 2024, the Company approved an additional share repurchase program of up to 8.37 million ordinary shares. In September 2024, the Company approved an additional share repurchase program of up to 7.68 million ordinary shares.

During 2024 the Company purchased 16,050,000 shares in the amount of $285.4 million.

During February 2025, the Board of Directors of the Company approved a new Share repurchase program of 10% of the Outstanding Shares (i.e., an aggregate number of Ordinary Shares of up to 6.95M).

During 2025 the Company purchased 6,950,000 shares in the amount of $127.4 million.

As of December 31, 2025, the Company purchased in aggregate 25,557,829 shares in the amount of $508.1 million under these repurchase programs.

2)    Share-based compensation

On January 30, 2008, the Company’s Board of Directors adopted two share option plans as follows (collectively, the “2008 Plans”):

a)
2008 Israeli Option Plan (“2008 Israeli Plan”) allowing the Company to grant ordinary shares andoptions to purchase ordinary shares to Israeli employees, officers, directors, consultants and service providers. Each option under the 2008 Israeli Plan grants the right to exercise such option into one ordinary share of the Company.

b)
2008 ROW Option Plan (“2008 ROW Plan”) allowing the Company to grant ordinary shares and options to purchase ordinary shares to non-Israeli employees, officers, directors, consultants and service providers. Each option under the 2008 ROW Plan grants the right to exercise such option into one ordinary share of the Company.

In June 2018, the Company’s Board of Directors adopted a new incentive plan (“2018 Incentive Plan”), allowing the Company to grant ordinary shares, options to purchase ordinary shares, restricted shares and restricted share unit (“RSUs”) (together, “Awards”) to Israeli and other non-U.S. employees, officers, directors, consultants and service providers of the Company and its Subsidiaries. The 2018 Incentive Plan also includes as an appendix a sub-plan allowing the Company to grant awards to U.S. employees, officers, consultants and service providers of the Company and its Subsidiaries. Each option award under 2018 Incentive Plan grants the right to exercise such option into one ordinary share of the Company. The Company’s subsidiary in U.S. may recognize under U.S. corporate tax laws, a tax benefit for RSU and options exercised for U.S. employees and U.S. service providers for tax purposes.

The grant of awards to Israeli employees, officers and directors under the 2008 Israeli Plan and the 2018 Incentive Plan is subject to the terms stipulated by Sections 102 and 102A of the Israeli Income Tax Ordinance. Each award grant is subject to the track chosen by the Company, either Section 102 or Section 102A of the Israeli Income Tax Ordinance, and pursuant to the terms thereof, the Company is not allowed to claim as an expense for tax purposes the amounts credited to employees as benefits, including amounts recorded as salary benefits in the Company’s accounts, in respect of options granted to employees under the 2008 Israeli Plan, with the exception of the work-income benefit component, if any, determined on grant date. For consultants and service providers, grants under the 2008 Israeli Plan and the 2018 Incentive Plan are subject to Section 3(i) of the Israeli Income Tax Ordinance.

Upon the adoption of the 2018 Incentive Plan, the then-current pool of awards available for future grants under the 2008 Plans was canceled and returned to the Company’s authorized and un-issued share capital. In addition, any shares returning to the free pool of options under the 2008 Plans, due to options expirations or otherwise, are automatically returning to the Company’s authorized and un-issued share capital.

Upon adoption of the 2018 Incentive Plan, the Board and the shareholders resolved to approve an evergreen mechanism with respect to the 2018 Incentive Plan, under which the number of reserved, authorized and unissued ordinary shares of the Company available for issuance of awards pursuant to the 2018 Incentive Plan shall automatically increase on an annual basis, by such number of ordinary shares as follows: on the first business day of each calendar year beginning in 2019, the number of awards equal to the lesser of (i) 800,000 ordinary shares, (ii) three percent of the number of shares outstanding as of such date or (iii) a lesser number of ordinary shares as shall be determined by the Company’s board of directors.

As of December 31, 2025, the total awards under 2018 Incentive Plan that have been authorized to be issued as ordinary shares were 9,178,000 of which 1,583,202 awards were available for grant under the 2018 Incentive Plan.

At January 2026, the Board of the Company approved to increase by another 800,000 ordinary shares through the evergreen mechanism to amount of 9,978,000 ordinary shares.

Share Options

The following tables are a summary of stock option activity for the year ended on December 31, 2025:

	Year ended December 31
	2025
		Weighted
	Number	Average
	of	Exercise
	Options	Price*
Outstanding at beginning of year	628,090	$8.61
Changes during the year:
Granted	-	-
Canceled	-	-
Exercised	(202,572)	7.19
Forfeited	-	-
Expired	-	-
Outstanding at end of year	425,518	$9.29
Exercisable at end of year	425,518	$9.29

* In U.S. dollars per Ordinary Share

As of December 31, 2025, the weighted-average remaining contractual life of exercisable options was 1.02 years. The total intrinsic value of options exercised during 2025, 2024 and 2023 were approximately $1,296, $12,184 and $24,819, respectively.

The following tables summarize information concerning outstanding and exercisable options as of December 31, 2025:

Options outstanding and exercisable
	Number of	Weighted
	options	average
	Outstanding and exercisable	remaining
Exercise	at end of	contractual
Prices *	year	life
$3.75	2,177	0.02
$5.11	59,576	0.26
$7.00	11,000	0.58
$9.85	340,103	1.16
$12.16	6,162	1.35
$21.62	6,500	1.86

* In U.S. dollars per Ordinary Share.

The aggregate intrinsic value of total exercisable options as of December 31, 2025 is $2,342.

Restricted Share Units

The following tables summarize information concerning RSUs as of December 31, 2025:

	Year ended December 31
	2025
		Weighted
	Number	Average
	of	Grant Date
	RSUs	Fair Value
Outstanding at beginning of year	824,905	28.57
Changes during the year:
Granted	836,320	17.90
Vested	(547,508)	29.88
Forfeited	(221,750)	20.32
Outstanding at end of year	891,967	19.84

Each RSU represents the right to receive one ordinary share of the Company upon the vesting thereof. The fair value of an RSU is identical to the value of the underlying share at the close of the last trading day prior to the day of grant. The weighted average fair value of each RSU granted in 2025 was 17.9, in 2024 was 25.9 and in 2023 34.44 based on the Company’s share price at closing of trading day prior to the day of grant.

The total fair value of RSUs granted during the year ended December 31, 2025, 2024 and 2023, was $14,970, $18,556 and $24,334, respectively.

As of December 31, 2025, the Company had 891,967 unvested RSUs. The total unrecognized compensation cost of employee RSUs as of December 31, 2025 is $7,765, which is expected to be recognized over a weighted average period of 0.64 years.

The total vesting-date value of equity classified RSUs vested during 2025 is $10,411.

The following table illustrates the effect of share-based compensation on the consolidated statements of income:

	Year ended December 31
	2025	2024	2023
Cost of sales	1,333	1,833	2,046
Research and development expenses	1,039	2,177	2,652
Selling and marketing expenses	7,685	11,367	17,167
General and administrative expenses	1,074	1,192	1,735
	11,131	16,569	23,600